Property, Plant and Equipment (Details) - HKD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 138,607	$ 138,607
Accumulated depreciation and amortization	(30,855)	(24,398)
Property, plant and equipment, net	107,752	114,209
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	136,099	136,099
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	694	694
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,814	$ 1,814